Annual Total Returns- Vanguard FTSE Social Index Fund (Institutional) [BarChart] - Institutional - Vanguard FTSE Social Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.52%)	17.84%	37.09%	15.85%	1.27%	10.34%	24.19%	(3.38%)	33.96%	22.66%